Future Minimum Lease Payments and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments and capital lease obligations
2013	$ 101
2013		213
2014	214	201
2015	173	161
2016	33	55
2017	12
Total future minimum lease payments	533	630
Less - amounts representing interest	(33)	(43)
Total capital lease obligations	500	587
Less - current portion of capital lease obligations	(234)	(213)	(126)
Capital lease obligations, net of current portion	$ 266	$ 374	$ 433